Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Summary of Statement of Operations and Comprehensive Loss for Equity Method Investment

The following table presents a summary of the statement of operations and comprehensive loss for WZ UK Ltd. for the years ended December 31, 2014 and 2015:

	For the years ended December 31,
	2014	2015
	(in thousands)
Revenue	$1	$4,053
Gross profit (loss)	$(96)	$1,095
Operating loss	$(694)	$(28,439)
Net loss	$(694)	$(28,439)